Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Payable

6. Notes Payable

Araxes Convertible Note

In October 2014, we entered into a Note Purchase Agreement and Convertible Promissory Note with an affiliated company Araxes Pharma LLC (Araxes) under which Araxes provided a $2.0 million loan in the form of a convertible promissory note. As a result of the Financing, the total of unpaid principal and accrued interest as of February 28, 2015 was automatically converted into 326,443 shares of our common stock (as adjusted for the exchange in the Merger).

Araxes Asset Purchase Agreement—Convertible Note

As consideration for the patents acquired under the Araxes Asset Purchase Agreement entered into in December 2014, Araxes issued a convertible promissory note equal to the purchase price of the patent rights of $500,000. As a result of the Financing, the total of unpaid principal and accrued interest as of February 28, 2015 was automatically converted into 80,293 shares of our common stock (as adjusted for the exchange in the Merger).

January 2015 Convertible Notes

In January 2015, we entered into a Note Purchase Agreement and Convertible Promissory Note for a $3.0 million loan with various persons and entities named within the agreement (the Holders), of which $710,000 were with certain officers and certain officers’ related parties. As a result of the Financing, the total of unpaid principal and accrued interest as of February 28, 2015 was automatically converted into 479,667 shares of our common stock (as adjusted for the exchange in the Merger).

JJDC Convertible Note

In accordance with the license agreement with Janssen Pharmaceutica NV (Janssen), a foreign entity headquartered in Belgium and an affiliate of Johnson & Johnson, Inc., in January 2015 we entered into a Convertible Promissory Note with Janssen’s affiliated company, Johnson & Johnson Innovation—JJDC, Inc. (JJDC) for $1.0 million. As a result of the Financing, the total of unpaid principal and accrued interest as of February 28, 2015 was automatically converted into 159,615 shares of our common stock (as adjusted for the exchange in the Merger).

February 2015 Convertible Notes

In February 2015, we entered into a Note Purchase Agreement and Convertible Promissory Note with entities named within the agreement (the February Note Holders) under which the February Note Holders provided a $1.0 million loan in the form of convertible promissory notes. As a result of the Financing, the total of unpaid principal and accrued interest as of February 28, 2015 was automatically converted into 158,852 shares of our common stock (as adjusted for the exchange in the Merger).

6. Notes Payable

Araxes Convertible Note

On October 8, 2014, the Company entered into a Note Purchase Agreement and Convertible Promissory Note with its affiliated company Araxes Pharma LLC (“Araxes”) under which Araxes provided a $2,000,000 loan in the form of a convertible promissory note. The note contains interest computed at a rate of 8%, compounded annually, with a maturity date of the earliest to occur of: (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default. Interest is due and payable on the maturity date. Prepayment of principal or interest is not allowed on the note without the prior written consent of Araxes. The note is automatically converted into such class of stock of the Company issued upon the completion of a qualified initial public offering (“IPO”) or upon the completion of a qualified financing, as defined in the agreement, in an amount equal to the total unpaid principal and interest divided by the price per share offered to the public in the qualified IPO or the price per share of the equity securities paid by other investors in a qualified financing. The Convertible Promissory Note contains customary events of default, and is recorded at its redemption amount, or at cost, within notes payable- related party, current on the Company’s Balance Sheet.

Araxes Asset Purchase Agreement—Convertible Note

As consideration for the patents acquired under the Araxes Asset Purchase agreement entered into on December 23, 2014 (described further in Note 7), Araxes issued a convertible promissory note equal to the purchase price of the patent rights of $500,000. The note contains interest computed at a rate of 8% with a maturity date of the earliest to occur: (i) of May 31, 2016 (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default. The note may not be prepaid. The note will automatically convert into such class of stock of the Company issued upon the completion of a qualified equity financing at the lowest per share price offered in the round. The Convertible Promissory Note contains customary events of default, and is recorded at its redemption amount within notes payable-related party, noncurrent on the Company’s Balance Sheet.

Total notes payable and unamortized discount balances are as follows:

December 31, 2014
Face value of convertible notes	$2,500,000
Accrued interest	36,483
Debt issuance costs associated with fair value of derivative	(7,500)

Total	$2,528,983
Less: current portion	(2,035,565)

Total convertible notes, long-term	$493,418